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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Drexel Morgan & Co.
                 -------------------------------
   Address:      3 Radnor Corporate Center
                 -------------------------------
                 Suite 450
                 -------------------------------
                 Radnor, PA 19087
                 -------------------------------

Form 13F File Number: 28-14088
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MarieElena V. Ness
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610.995.8741
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ MarieElena V. Ness             Radnor, PA          11/14/2011
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-2396                     The Haverford Trust Company
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              61
                                        --------------------

Form 13F Information Table Value Total:         $76,949
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                   Form 13-F
                                                   9/30/2011

                                  Name of Reporting Manager: DREXEL MORGAN & CO



        COLUMN 1             COLUMN 2           COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6 COLUMN 7          COLUMN 8
------------------------- ------------------- --------- ----------- ------------------- ---------- -------- ------------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS         CUSIP    (x$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED   NONE
------------------------- ------------------- --------- ----------- ---------- --- ---- ---------- -------- -------- ----- ---------
ABBOTT LABS                COM                002824100    214          4,175  SH       DEFINED                  0   0         4,175
ABBOTT LABS                COM                002824100     84          1,650  SH       SOLE                     0   0         1,650
AIR PRODS & CHEMS INC      COM                009158106    221          2,890  SH       DEFINED                  0   0         2,890
AMERICAN TOWER CORP        CL A               029912201    214          3,970  SH       DEFINED                  0   0         3,970
APPLE INC                  COM                037833100  1,917          5,026  SH       DEFINED                  0   0         5,026
BECTON DICKINSON AND CO    COM                075887109    293          4,000  SH       DEFINED                  0   0         4,000
BERKSHIRE HATHAWAY INC
 DEL                       CL B NEW           084670702    217          3,050  SH       DEFINED                  0   0         3,050
BERKSHIRE HATHAWAY INC
 DEL                       CL B NEW           084670702     36            500  SH       SOLE                     0   0           500
BRISTOL MYERS SQUIBB CO    COM                110122108    399         12,724  SH       DEFINED                  0   0        12,724
BUCKEYE PARTNERS LP        UNIT LTD PARTN     118230101    250          4,000  SH       DEFINED                  0   0         4,000
CVS CAREMARK CORP          COM                126650100    334          9,936  SH       DEFINED                  0   0         9,936
CHEVRON CORP NEW           COM                166764100     66            715  SH       DEFINED                  0   0           715
CHEVRON CORP NEW           COM                166764100    185          2,000  SH       SOLE                     0   0         2,000
COCA COLA CO               COM                191216100     74          1,100  SH       DEFINED                  0   0         1,100
COCA COLA CO               COM                191216100    392          5,800  SH       SOLE                     0   0         5,800
COLGATE PALMOLIVE CO       COM                194162103    368          4,150  SH       DEFINED                  0   0         4,150
COLGATE PALMOLIVE CO       COM                194162103    202          2,275  SH       SOLE                     0   0         2,275
WALT DISNEY CO             COM DISNEY         254687106    186          6,176  SH       DEFINED                  0   0         6,176
WALT DISNEY CO             COM DISNEY         254687106      6            200  SH       SOLE                     0   0           200
EMC CORP MASS              COM                268648102    268         12,780  SH       DEFINED                  0   0        12,780
EMERSON ELECTRIC CO        COM                291011104    322          7,783  SH       DEFINED                  0   0         7,783
GENERAL ELECTRIC CO        COM                369604103    239         15,675  SH       DEFINED                  0   0        15,675
GENERAL ELECTRIC CO        COM                369604103     30          2,000  SH       SOLE                     0   0         2,000
INTERNATIONAL BUSINESS
 MACH                      COM                459200101    244          1,395  SH       DEFINED                  0   0         1,395
INTERNATIONAL BUSINESS
 MACH                      COM                459200101    371          2,120  SH       SOLE                     0   0         2,120
ISHARES MSCI CANADA
 INDEX FUND                MSCI CDA INDEX     464286509  1,425         55,922  SH       DEFINED             54,610   0         1,312
ISHARES RUSSELL MIDCAP
 VALUE I                   RUSSELL MCP VL     464287473    389         10,100  SH       DEFINED                  0   0        10,100
ISHARES RUSSELL 1000
 VALUE IND                 RUSSELL1000VAL     464287598  3,108         54,928  SH       DEFINED                  0   0        54,928
ISHARES RUSSELL 1000
 GROWTH INDEX              RUSSELL1000GRW     464287614  1,789         34,018  SH       DEFINED                  0   0        34,018
ISHARES RUSSELL 2000
 INDEX FUND                RUSSELL 2000       464287655    558          8,685  SH       DEFINED                  0   0         8,685
JOHNSON & JOHNSON          COM                478160104    991         15,560  SH       DEFINED                  0   0        15,560
JOHNSON & JOHNSON          COM                478160104    312          4,900  SH       SOLE                     0   0         4,900
KIMBERLY CLARK CORP        COM                494368103    762         10,726  SH       DEFINED                  0   0        10,726
MCDONALD'S CORP            COM                580135101    412          4,691  SH       DEFINED                  0   0         4,691
MEDICIS PHARMACEUTICAL
 CORP                      CL A NEW           584690309    278          7,612  SH       DEFINED                  0   0         7,612
MICROSOFT CORP             COM                594918104    209          8,390  SH       DEFINED                  0   0         8,390
MICROSOFT CORP             COM                594918104     93          3,740  SH       SOLE                     0   0         3,740
NORTHERN TRUST CORP        COM                665859104    308          8,805  SH       DEFINED                  0   0         8,805
NUVEEN MORTGAGE
 OPPORTUNITY TERM          COM                670735109    255         12,365  SH       DEFINED                  0   0        12,365
PEPSICO INC                COM                713448108    508          8,210  SH       DEFINED                  0   0         8,210
PEPSICO INC                COM                713448108    155          2,500  SH       SOLE                     0   0         2,500
PROCTER & GAMBLE CO        COM                742718109    223          3,537  SH       SOLE                     0   0         3,537
PROCTER & GAMBLE CO        COM                742718109    762         12,065  SH       DEFINED                  0   0        12,065
QUALCOMM INC               COM                747525103    187          3,850  SH       DEFINED                  0   0         3,850
QUALCOMM INC               COM                747525103     49          1,000  SH       SOLE                     0   0         1,000
SCHLUMBERGER LTD           COM                806857108    364          6,092  SH       DEFINED                  0   0         6,092
SCHLUMBERGER LTD           COM                806857108     60          1,000  SH       SOLE                     0   0         1,000
SYSCO CORP                 COM                871829107    410         15,822  SH       DEFINED                  0   0        15,822
TEXAS INSTRUMENTS INC      COM                882508104    235          8,800  SH       DEFINED                  0   0         8,800
VANGUARD SPECIALIZED
 PORTFOL                   DIV APP ETF        921908844  5,382        110,370  SH       DEFINED                  0   0       110,370
VANGUARD BD INDEX FD INC   TOTAL BND MRKT     921937835    201          2,400  SH       DEFINED                  0   0         2,400
VANGUARD INTL EQUITY
 INDEX F                   FTSE SMCAP ETF     922042718    494          6,300  SH       DEFINED                  0   0         6,300
VANGUARD INTL EQUITY
 INDEX F                   ALLWRLD EX US      922042775  1,967         50,794  SH       DEFINED                  0   0        50,794
VANGUARD INTL EQUITY
 INDEX F                   MSCI EMR MKT ETF   922042858  1,897         52,938  SH       DEFINED             37,220   0        15,718
VANGUARD INDEX FDS         TOTAL STOCK MARKET 922908769 19,790        342,868  SH       DEFINED                  0   0       342,868
WELLS FARGO & CO NEW       COM                949746101    140          5,820  SH       DEFINED                  0   0         5,820
WELLS FARGO & CO NEW       COM                949746101     72          3,000  SH       SOLE                     0   0         3,000
TRAVELERS COS INC          COM                89417E109    342          7,023  SH       DEFINED                  0   0         7,023
AT&T INC                   COM                00206R102    414         14,533  SH       DEFINED                  0   0        14,533
AT&T INC                   COM                00206R102     64          2,250  SH       SOLE                     0   0         2,250
CONOCOPHILLIPS             COM                20825C104    477          7,526  SH       DEFINED                  0   0         7,526
EXXON MOBIL CORP           COM                30231G102    740         10,183  SH       DEFINED                  0   0        10,183
EXXON MOBIL CORP           COM                30231G102    330          4,550  SH       SOLE                     0   0         4,550
GOLDMAN SACHS GROUP INC    COM                38141G104    270          2,858  SH       DEFINED                  0   0         2,858
JPMORGAN CHASE & CO        COM                46625H100    203          6,740  SH       DEFINED                  0   0         6,740
JPMORGAN CHASE & CO        COM                46625H100     60          2,000  SH       SOLE                     0   0         2,000
JPMORGAN ALERIAN MLP ETN   ALERIAN ML ETN     46625H365    274          8,040  SH       DEFINED                  0   0         8,040
MERCK & CO INC NEW COM     COM                58933Y105    254          7,774  SH       DEFINED                  0   0         7,774
MERCK & CO INC NEW COM     COM                58933Y105     19            576  SH       SOLE                     0   0           576
NOVARTIS AG                SPONSORED ADR      66987V109    345          6,190  SH       DEFINED                  0   0         6,190
PIMCO ETF TR               ENHAN SHRT MAT     72201R833  4,762         45,618  SH       DEFINED                  0   0        45,618
POWERSHARES QQQ TRUST
 SER 1                     UNIT SER 1         73935A104    525         10,000  SH       SOLE                     0   0        10,000
POWERSHARES ETF TRUST      FTSE RAFI 1000     73935X583    937         19,150  SH       DEFINED                  0   0        19,150
POWERSHARES ETF TRUST II   SENIOR LN PORT     73936Q769    344         14,935  SH       DEFINED                  0   0        14,935
SPDR S&P 500 ETF TRUST     TR UNIT            78462F103  1,140         10,077  SH       SOLE                     0   0        10,077
SPDR S&P 500 ETF TRUST     TR UNIT            78462F103 11,830        104,875  SH       DEFINED                  0   0       104,875
SPDR S&P DIVIDEND ETF      S&P DIVID ETF      78464A763    637         13,127  SH       DEFINED                  0   0        13,127
SELECT SECTOR SPDR TR      SBI-INT-INDS       81369Y605  1,089         10,000  SH       SOLE                     0   0        10,000
3M CO                      COM                88579Y101     54            750  SH       DEFINED                  0   0           750
3M CO                      COM                88579Y101    122          1,700  SH       SOLE                     0   0         1,700
VERIZON COMMUNICATIONS
 INC                       COM                92343V104    264          7,180  SH       DEFINED                  0   0         7,180
VERIZON COMMUNICATIONS
 INC                       COM                92343V104    110          3,000  SH       SOLE                     0   0         3,000
WISDOMTREE DEFA FUND       DEFA FD            97717W703    425         10,682  SH       DEFINED                  0   0        10,682
61 Companies Reported                                   76,949      1,325,234                               91,830   0     1,233,404